Convertible Preferred Stock - Changes in Shares of Convertible Preferred Stock and Common Stock (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class Of Stock [Line Items]
Temporary equity balance , shares	0	27,654,928
Issuance of common stock from option exercises, shares	157,174	31,427	28,320	1,463
Temporary equity balance , shares	0	0	27,654,928
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares		162,109
Temporary equity balance , shares			162,109
Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares		27,654,928	25,036,330	16,748,405
Repurchase of Series A convertible preferred stock and deemed capital contribution			(1,353)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock				(22,308,230)
Stock issued convertible debt		(30,381,987)	1,739,405	22,308,230
Convertible preferred stock, shares issued		2,727,059	880,546	2,564,638
Temporary equity balance , shares			27,654,928	25,036,330
Convertible Preferred Stock | Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares		162,109	163,462	163,462
Repurchase of Series A convertible preferred stock and deemed capital contribution			(1,353)
Stock issued convertible debt		(162,109)
Temporary equity balance , shares			162,109	163,462
Convertible Preferred Stock | Extinguished Series B-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares				6,321,238
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock				(6,321,238)
Convertible Preferred Stock | Extinguished Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares				9,108,533
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock				(7,638,048)
Convertible Preferred Stock | Extinguished Series D-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares				1,155,172
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock				(2,138,730)
Convertible Preferred Stock | Extinguished Series D-2 Convertible Preferred Stock
Class Of Stock [Line Items]
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock				(6,210,214)
Convertible Preferred Stock | New Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares		22,308,230	22,308,230
Stock issued convertible debt		(22,308,230)		22,308,230
Temporary equity balance , shares			22,308,230	22,308,230
Convertible Preferred Stock | New Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Temporary equity balance , shares		5,184,589	2,564,638
Stock issued convertible debt		(7,911,648)	1,739,405
Convertible preferred stock, shares issued		2,727,059	880,546	2,564,638
Temporary equity balance , shares			5,184,589	2,564,638
Convertible Preferred Stock | Series D-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				983,558
Convertible Preferred Stock | Series D-1 Convertible Preferred Stock | Extinguished Series D-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				983,558
Convertible Preferred Stock | Series D-2 Convertible Preferred Stock
Class Of Stock [Line Items]
Stock issued convertible debt				3,196,417
Convertible preferred stock, shares issued				3,013,797
Convertible Preferred Stock | Series D-2 Convertible Preferred Stock | Extinguished Series D-2 Convertible Preferred Stock
Class Of Stock [Line Items]
Stock issued convertible debt				3,196,417
Convertible preferred stock, shares issued				3,013,797
Convertible Preferred Stock | Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Stock issued convertible debt				(1,470,485)
Convertible Preferred Stock | Series C Convertible Preferred Stock | Extinguished Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Stock issued convertible debt				(1,470,485)
Common Stock
Class Of Stock [Line Items]
Balance, shares	38,204,960	907,037	878,717	730,203
Stock issued convertible debt		30,381,987
Issuance of common stock from option exercises, shares		31,427	28,320	1,463
Balance, shares		38,204,960	907,037	878,717
Common Stock | Holders of Mirax
Class Of Stock [Line Items]
Convertible preferred stock, shares issued		1,000,005
Common Stock | Private Placement
Class Of Stock [Line Items]
Convertible preferred stock, shares issued		5,884,504
Common Stock | Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Stock issued convertible debt				147,051